Employee deferred compensation (Details 4)	12 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2011 Maximum USD ($)	Jan. 31, 2012 2011 Partner Asset Facility (PAF2) CHF year	Mar. 31, 2012 2011 Partner Asset Facility (PAF2) year	Mar. 02, 2012 2011 Partner Asset Facility (PAF2) CHF	Mar. 31, 2012 2011 Partner Asset Facility (PAF2) Minimum USD ($) year	Mar. 31, 2012 2011 Partner Asset Facility (PAF2) Maximum year	Mar. 31, 2012 USD-denominated awards	Mar. 31, 2012 CHF-denominated awards	Dec. 31, 2011 2009 Adjustable Performance Plan awards year	Dec. 31, 2011 2010 Adjustable Performance Plan awards CHF year	Jan. 31, 2011 Restricted Cash Awards CHF	Dec. 31, 2010 Restricted Cash Awards year	Dec. 31, 2011 2008 Partner Asset Facility (PAF) awards year count	Dec. 31, 2008 2008 Partner Asset Facility (PAF) awards	Jan. 21, 2009 2008 Partner Asset Facility (PAF) awards CHF	Jan. 31, 2011 Adjustable Performance Plan awards CHF	Jan. 31, 2010 Adjustable Performance Plan awards CHF	Jan. 31, 2009 Cash Retention Awards (CRA) year	Dec. 31, 2008 Cash Retention Awards (CRA) CHF	Dec. 31, 2011 PAF-extended
Other compensation benefits
Threshold of losses resulting from defaults made by the entity's counterparties in the portfolio	$ 500,000,000				$ 500,000,000
Annual return on balance of the PAF2 awards granted throughout the maturity period							6.50%	5.00%
Vesting Period (in years)			3						3	4		2						2
Annual negative adjustment outstanding APP awards (as a percent)										15.00%
Total value of awards granted		499,000,000									465,000,000					1,102,000,000	1,187,000,000
The amount of the cash component of variable compensation that must be exceeded to receive Cash Retention Awards (in CHF)																			300,000
Portion of awards that would expire on each anniversary of the grant date													0.33
Loss amount for each negative adjustment to outstanding APP awards										1,000,000,000
Contractual term of PAF2 award (in years)					4	9							8
Percentage of employees electing to exchange their existing PAF awards for new PAF awards																				35.00%
Portion of PAF awards fully vested upon grant (as a percent)														66.70%
Reference rate applied on the notional value of the award granted during the contractual term													LIBOR
Basis points added to reference rate applied on the notional value of the award granted during the contractual term (in basis points)													2.50%
Annual cash payment of the notional value of the awards (as a percent)													20.00%
Notional value of PAF awards at date of grant (in CHF)															686,000,000
Estimated unrecognized compensation expense				540,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)		3